Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Crude oil	$ 2,051	$ 2,115
Petroleum products	380	451
Natural gas	54	127
Commodity inventories at the lower of cost and net realisable value	2,485	2,693
Natural gas held for trading purposes measured at fair value	810	1,994
Other	520	517
Total inventories	$ 3,814	$ 5,205